BORROWINGS - Narrative (Details) ₨ in Millions				1 Months Ended			12 Months Ended
	Oct. 15, 2018 USD ($)	Jul. 04, 2018 USD ($)	Jun. 14, 2018 USD ($)	Jul. 31, 2020	Dec. 31, 2018 USD ($)	Dec. 31, 2018 INR (₨)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 11, 2021	Dec. 31, 2020 EUR (€) quarter	Dec. 31, 2020 USD ($) quarter	Dec. 31, 2020 INR (₨) quarter	Feb. 29, 2020 EUR (€)	Feb. 29, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 INR (₨)	Jul. 04, 2018 INR (₨)	Feb. 28, 2018	Feb. 06, 2018 USD ($)	Feb. 06, 2018 INR (₨)	Aug. 31, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 489,964,000					$ 508,810,000
Debt issuance costs							$ 0	$ 70,000	$ 7,862,000
Unused borrowing facilities												$ 392,200,000
Debt covenant, number of quarters following acquisition | quarter											3	3	3
Unused borrowing facilities, uncommitted												$ 7,700,000
Deferred income												2,525,000					2,412,000
Interest expense							28,684,000	32,472,000	$ 17,443,000
Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings												5,100,000					6,200,000
Imputed interest
Disclosure of detailed information about borrowings [line items]
Borrowings												300,000					400,000
Debt issuance costs, net of imputed interest
Disclosure of detailed information about borrowings [line items]
Borrowings												4,600,000					5,800,000
Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings												246,236,000					245,681,000
Aggregate principal amount	$ 250,000,000
Debt issuance costs	$ 5,100,000
Debt instrument term	8 years
Percentage of purchase price of aggregate principal amount plus accrued interest of debt that can be repurchased	101.00%
Senior Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings	7.00%
Senior Unsecured Notes | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings												3,800,000
Senior Unsecured Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings												250,000,000.0
2018 Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings												185,162,000					$ 185,438,000
Debt issuance costs			$ 2,700,000
Debt instrument term			5 years
Maximum borrowing capacity			$ 600,000,000.0
Standby letters of credit												1,500,000
Unused borrowing facilities												$ 384,500,000
Debt covenant, consolidated secured net leverage ratio, maximum											3.70	3.70	3.70			3.50	3.50	3.50
Debt covenant, temporary increase in consolidated secured net leverage ratio											4.20	4.20	4.20			4.00	4.00	4.00
Debt covenant, acquisition price												$ 50,000,000
Debt covenant, consolidated interest coverage ratio, maximum											2.75	2.75	2.75			3.00	3.00	3.00
Debt covenant, consolidated secured net leverage ratio, actual											1.14	1.14	1.14
Debt covenant, consolidated interest coverage ratio, actual											7.08	7.08	7.08
2018 Credit Facility | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 1,300,000
2018 Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings												186,500,000
2018 Credit Facility | Gross carrying amount including letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 188,000,000.0
2018 Credit Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											1.50%	1.50%	1.50%			1.50%	1.50%	1.50%
2018 Credit Facility | Bottom of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			0.25%
2018 Credit Facility | Top of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.50%
2018 Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 400,000,000.0
Incremental accordion feature			200,000,000.0
2018 Revolving Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 14,000,000.0
2018 Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			200,000,000.0
2018 Term Loan | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings												172,500,000
2018 Term Loan | Until March 2023
Disclosure of detailed information about borrowings [line items]
Borrowings			65,000,000.0
2018 Term Loan | 2018
Disclosure of detailed information about borrowings [line items]
Borrowings			5,000,000.0
2018 Term Loan | 2019
Disclosure of detailed information about borrowings [line items]
Borrowings			10,000,000.0
2018 Term Loan | 2020
Disclosure of detailed information about borrowings [line items]
Borrowings			12,500,000
2018 Term Loan | 2021
Disclosure of detailed information about borrowings [line items]
Borrowings			15,000,000.0
2018 Term Loan | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings			17,500,000
2018 Term Loan | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings			5,000,000.0
2014 Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 450,000,000.0
2018 Powerband Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings												629,000					$ 17,294,000
Maximum borrowing capacity		$ 19,000,000.0										19,300,000	₨ 1,400.0						₨ 1,300.0
Standby letters of credit												2,400,000	₨ 176.5
Line of credit increase in borrowing capacity					$ 1,400,000	₨ 100.0
Financial assets pledged as collateral for liabilities												$ 34,700,000
Period for lender to give notice to withdraw commitment		10 days
Debt covenant, debt to net worth ratio, maximum		3.00																	3.00
Debt covenant, debt to net worth ratio, actual											0.02	0.02	0.02
Unused borrowing facilities, uncommitted												$ 2,100,000	₨ 152.5
2018 Powerband Credit Facility | Gross carrying amount including letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings												3,000,000.0	222.5
2018 Powerband Working Capital Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings												600,000	46.0
Maximum borrowing capacity												5,100,000	375.0
2018 Powerband Demand Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity																	13,100,000	₨ 960.0
2018 Powerband Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity																	900,000	₨ 65.0
2018 Capstone Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings												10,505,000					10,434,000
Maximum borrowing capacity												13,300,000	975.0								$ 15,000,000.0	₨ 975.0
Unused borrowing facilities, uncommitted												2,500,000	185.4
2018 Capstone Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings												10,500,000	768.7
2018 Capstone Credit Facility | Gross carrying amount including letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings												10,500,000	768.7
2018 Capstone Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings												7,700,000	564.1
Maximum borrowing capacity																					9,000,000.0	585.0
2018 Capstone Working Capital Facility
Disclosure of detailed information about borrowings [line items]
Borrowings												2,800,000	₨ 204.6
Maximum borrowing capacity																					$ 6,000,000.0	₨ 390.0
Partially Forgivable Government Loan
Disclosure of detailed information about borrowings [line items]
Borrowings												5,265,000					4,431,000
Interest expense							$ 100,000	$ 100,000
Partially Forgivable Government Loan August 2015
Disclosure of detailed information about borrowings [line items]
Borrowings											€ 3,600,000	4,400,000				€ 3,900,000	4,400,000
Interest rate on borrowings																							0.00%
Borrowings, percentage of principal amount forgivable (up to)																							50.00%
Deferred income on forgivable government loans																2,100,000	2,400,000
Borrowing repayments, deferral period				1 year
Discount rate used to estimate fair value on interest-free loan																							1.25%
Deferred income											1,900,000	2,300,000				2,000,000.0	2,200,000
Borrowings, net of imputed interest and deferred income											1,400,000	1,700,000				1,700,000	1,900,000
Partially Forgivable Government Loan August 2015 | Borrowings Forgiven
Disclosure of detailed information about borrowings [line items]
Borrowings, percentage of principal amount forgiven										45.00%
Partially Forgivable Government Loan February 2018
Disclosure of detailed information about borrowings [line items]
Borrowings											3,100,000	3,800,000				2,400,000	2,700,000
Interest rate on borrowings																				0.00%
Borrowings, percentage of principal amount forgivable (up to)																				60.00%
Discount rate used to estimate fair value on interest-free loan																				1.25%
Deferred income											200,000	200,000				200,000	200,000
Borrowings, net of imputed interest and deferred income											2,900,000	3,600,000				2,300,000	2,500,000
Short-Term Line Of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings											0	0				€ 700,000	$ 800,000
Maximum borrowing capacity											€ 2,500,000	$ 3,100,000
Borrowings, adjustment to interest rate basis											0.75%	0.75%	0.75%			0.75%	0.75%	0.75%
Short-Term Line Of Credit | Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis, floor											0.00%	0.00%	0.00%
Loan To Purchase Vehicle
Disclosure of detailed information about borrowings [line items]
Borrowings											€ 100,000	$ 100,000		€ 100,000	$ 100,000